CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Revenues:
Wire transfer and money order fees		$ 169,796	$ 232,380
Foreign exchange		30,014	39,765
Other income		1,229	1,756
Total revenues		201,039	273,901
Operating expenses:
Service charges from agents and banks		135,569	182,471
Salaries and benefits		23,417	32,926
Other selling, general and administrative expenses		14,894	19,442
Transaction costs		8,706	10,319
Depreciation and amortization		16,645	15,671
Total operating expenses		199,231	260,829
Operating income (loss)		1,808	13,072
Interest expense		11,448	18,448
(Loss) income before income taxes		(9,640)	(5,376)
Income tax provision (benefit)		534	1,868
Net (loss) income		(10,174)	(7,244)
Other comprehensive (loss) income		(2)	0
Comprehensive (loss) income		$ (10,176)	$ (7,244)
Loss per common share:
Basic and diluted (in dollars per share)		$ (0.59)	$ (0.28)
Weighted-average common shares outstanding:
Basic and diluted (in shares)		17,227,682	25,484,386
Predecessor Company [Member]
Revenues:
Wire transfer and money order fees	$ 11,877			$ 138,468
Foreign exchange	2,450			25,782
Other income	98			1,145
Total revenues	14,425			165,395
Operating expenses:
Service charges from agents and banks	9,441			108,076
Salaries and benefits	4,530			18,518
Other selling, general and administrative expenses	1,062			12,346
Transaction costs	3,917			901
Depreciation and amortization	382			2,530
Total operating expenses	19,332			142,371
Operating income (loss)	(4,907)			23,024
Interest expense	614			9,540
(Loss) income before income taxes	(5,521)			13,484
Income tax provision (benefit)	(2,203)			4,084
Net (loss) income	(3,318)			9,400
Other comprehensive (loss) income	(3)			110
Comprehensive (loss) income	$ (3,321)			$ 9,510